Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Jan. 01, 2012
Capital and Treasury Stock / Accumulated Other Comprehensive Income [Abstract]
Components of Accumulated Other Comprehensive Income

	Foreign Currency	Gains/ (Losses) on	Employee	Gains/ (Losses) on Derivatives &	Total Accumulated Other Comprehensive
(Dollars in Millions)	Translation	Securities	Benefit Plans	Hedges	Income/(Loss)
December 28, 2008	$(1,871)	25	(3,230)	121	(4,955)
2009 changes
Unrealized gain (loss)	—	(52)	—	38
Net amount reclassed to net earnings	—	(3)	—	(14)

Net 2009 changes	1,363	(55)	565	24	1,897

January 3, 2010	$(508)	(30)	(2,665)	145	(3,058)
2010 changes
Unrealized gain (loss)	—	99	—	(333)
Net amount reclassed to net earnings	—	(45)	—	288

Net 2010 changes	(461)	54	(21)	(45)	(473)

January 2, 2011	$(969)	24	(2,686)	100	(3,531)
2011 changes
Unrealized gain (loss)	—	565	—	(500)
Net amount reclassed to net earnings	—	(141)	—	232

Net 2011 changes	(557)	424	(1,700)	(268)	(2,101)

January 1, 2012	$(1,526)	448	(4,386)	(168)	(5,632)